Business and summary of significant accounting policies (Narrative) (Details) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Aug. 14, 2015 USD ($)	Dec. 31, 2017 USD ($) category	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business And Summary Of Significant Accounting Policies [Line Items]
Number of major product categories | category			2
Depreciation expense	$ 18.8	$ 26.7	$ 50.4	$ 63.4
Capital expenditures within accounts payable			13.6
Bank fees capitalized			0.4	0.7
Amortization of capitalized bank fees	0.0	2.1	0.3	0.2
Environmental remediation, compliance and management expenses			8.0	8.3	$ 6.5
Accrued liability relating to environmental remediation			2.1	5.2
Deferred costs			0.0	0.0
Amortized costs	$ 2.1	$ 4.3	$ 3.3	$ 7.0
Commodity derivative contracts | Minimum
Business And Summary Of Significant Accounting Policies [Line Items]
Derivative maturities			3 years
Commodity derivative contracts | Maximum
Business And Summary Of Significant Accounting Policies [Line Items]
Derivative maturities			5 years